Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.01688%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,992,093.48

Principal:
Principal Collections	$26,089,474.86
Prepayments in Full	$12,054,091.27
Liquidation Proceeds	$696,823.21
Recoveries	$97,035.31
Sub Total	$38,937,424.65
Collections	$40,929,518.13

Purchase Amounts:
Purchase Amounts Related to Principal	$252,831.85
Purchase Amounts Related to Interest	$1,051.43
Sub Total	$253,883.28

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,183,401.41

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,183,401.41
Servicing Fee	$849,836.39	$849,836.39	$0.00	$0.00	$40,333,565.02
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,333,565.02
Interest - Class A-2a Notes	$184,722.26	$184,722.26	$0.00	$0.00	$40,148,842.76
Interest - Class A-2b Notes	$108,178.55	$108,178.55	$0.00	$0.00	$40,040,664.21
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$39,412,326.71
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$39,195,526.71
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,195,526.71
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$39,107,513.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,107,513.38
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$39,044,371.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,044,371.38
Regular Principal Payment	$35,447,397.77	$35,447,397.77	$0.00	$0.00	$3,596,973.61
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,596,973.61
Residual Released to Depositor	$0.00	$3,596,973.61	$0.00	$0.00	$0.00
Total		$41,183,401.41

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$35,447,397.77
Total					$35,447,397.77
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$25,328,615.77	$63.32	$184,722.26	$0.46	$25,513,338.03	$63.78
Class A-2b Notes	$10,118,782.00	$63.32	$108,178.55	$0.68	$10,226,960.55	$64.00
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$35,447,397.77	$22.55	$1,289,193.64	$0.82	$36,736,591.41	$23.37

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$166,666,697.33	0.4166667	$141,338,081.56	0.3533452
Class A-2b Notes	$66,583,345.57	0.4166667	$56,464,563.57	0.3533452
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$898,840,042.90	0.5718576	$863,392,645.13	0.5493053

Pool Information
Weighted Average APR	2.395%	2.385%
Weighted Average Remaining Term	43.63	42.78
Number of Receivables Outstanding	50,888	49,942
Pool Balance	$1,019,803,673.44	$980,183,456.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$936,982,719.54	$900,941,018.51
Pool Factor	0.5935912	0.5705297

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$79,242,437.61
Targeted Overcollateralization Amount	$116,790,810.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$116,790,810.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		101	$526,996.13
(Recoveries)		57	$97,035.31
Net Loss for Current Collection Period			$429,960.82
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5059%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7019%
Second Prior Collection Period			0.4623%
Prior Collection Period			0.6210%
Current Collection Period			0.5160%
Four Month Average (Current and Prior Three Collection Periods)			0.5753%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1766	$7,055,328.35
(Cumulative Recoveries)			$530,206.76
Cumulative Net Loss for All Collection Periods			$6,525,121.59
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3798%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,995.09
Average Net Loss for Receivables that have experienced a Realized Loss			$3,694.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.86%	354	$8,387,334.17
61-90 Days Delinquent	0.11%	43	$1,113,147.67
91-120 Days Delinquent	0.02%	6	$156,106.66
Over 120 Days Delinquent	0.04%	14	$400,356.27
Total Delinquent Receivables	1.03%	417	$10,056,944.77

Repossession Inventory:
Repossessed in the Current Collection Period		20	$502,660.79
Total Repossessed Inventory		46	$1,178,307.02

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1541%
Prior Collection Period			0.1002%
Current Collection Period			0.1261%
Three Month Average			0.1268%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1703%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	16

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer